Share Capital (Details 1)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Employees and directors [Member]
Statement Line Items [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility			62.63%
Risk-free interest rate	2.00%	2.00%	2.00%	2.00%
Expected term			4 years	4 years
Employees and directors [Member] | Minimum [Member]
Statement Line Items [Line Items]
Value of one ordinary share | (per share)		₪ 5.7	$ 5.34	$ 4.89
Expected volatility	61.31%	61.31%		57.78%
Expected term	4 years	4 years
Employees and directors [Member] | Maximum [Member]
Statement Line Items [Line Items]
Value of one ordinary share	$ 5.93		7.83	$ 7.44
Expected volatility	62.56%	62.56%		62.55%
Expected term	5 years 6 months	5 years 6 months
Non-Employees [Member]
Statement Line Items [Line Items]
Value of one ordinary share | (per share)		₪ 5.93	$ 5.36
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	62.00%	62.00%	58.00%
Risk-free interest rate	2.00%	2.00%	2.00%
Expected term	4 years	4 years	4 years